HAI Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
HAI Summarized Financial Information [Line Items]
Current assets	$ 36	$ 40	$ 35
Non-current assets	11	12	13
Current liabilities	23	18	21
Non-current liabilities	$ 0	$ 0	$ 0